Leases (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Disclosure of carrying amount and related depreciation	The carrying amount included in property and equipment, net, and the related depreciation for the right-of-use assets for the years ended December 31, 2025 and 2024 are as follows:

(millions of U.S. dollars)	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Year ended December 31, 2025
Carrying amount	164	22	4	190
Depreciation	44	16	1	61
Year ended December 31, 2024
Carrying amount	163	24	4	191
Depreciation	39	14	1	54

Disclosure of future aggregate undiscounted non-cancellable lease payments

The following table sets forth the Company’s future aggregate undiscounted non-cancellable lease payments over the lease term as well as its discounted lease liabilities as reported in the consolidated statement of financial position as of December 31, 2025 and 2024:

	December 31,
(millions of U.S. dollars)	2025	2024
Within 1 year	68	72
Between 1 and 2 years	58	60
Between 2 and 3 years	37	45
Between 3 and 4 years	29	30
Between 4 and 5 years	25	24
Later than 5 years	80	73
Total undiscounted cash flows	297	304
Lease liabilities included in the consolidated statement of financial position
Current	59	58
Non-current	190	198